MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
Marketable Securities [Text Block]
NOTE 4:-	MARKETABLE SECURITIES

The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2014				2015
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value
Available-for-sale:

Corporate bonds	$11,916	$(232)	$-	$11,684	$11,666	$(82)	$-	$11,584

Equity funds	116	-	115	231	118	-	117	235

Total available-for-sale marketable securities	$12,032	$(232)	$115	$11,915	$11,784	$(82)	$117	$11,819

Marketable securities with contractual maturities from one to three years are as follows:

	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due between one to three years	$9,201	$-	$(44)	$9,157

Marketable securities with contractual maturities from three to five years are as follows:

	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due between three to five years	$2,465	$-	$(38)	$2,427

The following is the change in the other comprehensive income of available-for-sale securities during 2014:

Other
comprehensive
income

Other comprehensive income from available-for-sale securities as of January 1, 2014	$138

Unrealized loss from available-for-sale securities	(259)

Other comprehensive loss from available-for-sale securities as of December 31, 2014	$(121)

The following is the change in the other comprehensive income of available-for-sale securities during 2015:

Other
comprehensive
income

Other comprehensive loss from available-for-sale securities as of January 1, 2015	$(121)

Unrealized gains from available-for-sale securities	156

Other comprehensive income from available-for-sale securities as of December 31, 2015	$35